Quarterly Results of Operations (Unaudited) - Summary of Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Data [Abstract]
Revenue	$ 867,540		$ 540,287		$ 378,647		$ 283,972		$ 223,230		$ 186,365		$ 287,007		$ 367,655		$ 2,070,446	$ 1,064,257	$ 1,075,882
Gross Profit	70,292		53,122		50,864		33,537		25,255		19,765		17,861		24,898		207,815	87,779	74,387
Income from operations	3,335		3,458		11,529		1,444		424		(1,921)		(5,240)		(7,021)		19,766	(13,758)	(33,400)
Net income (loss)	$ 12,806		$ (15,303)		$ 9,190		$ (233)		$ (1,319)		$ (2,944)		$ (7,390)		$ (11,465)		$ 6,460	$ (23,118)	$ (51,952)
Net income (loss) per share, basic	$ 0.05	[1]	$ (0.13)	[1]	$ 0.15	[1]	$ 0.00	[1]	$ (0.02)	[1]	$ (0.05)	[1]	$ (0.13)	[1]	$ (0.20)	[1]	$ 0.05	$ (0.40)	$ (0.90)
Net income (loss) per share, diluted	$ 0.05	[1]	$ (0.13)	[1]	$ 0.04	[1]	$ 0.00	[1]	$ (0.02)	[1]	$ (0.05)	[1]	$ (0.13)	[1]	$ (0.20)	[1]	$ 0.05	$ (0.40)	$ (0.90)

[1]	Basic and diluted net income (loss) per share are computed independently for each of the quarters presented. Therefore, the sum of the quarterly basic and diluted net income (loss) per share may not equal annual basic and diluted income (loss) per share.